Loans Receivable, Net - Schedule of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	¥ 2,430,787	¥ 2,410,149
New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	317,153	308,200
Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	2,113,634	2,101,949
1-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	87,420	124,290
1-89 Days Past Due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	20,171	31,036
1-89 Days Past Due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	67,249	93,254
90-119 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	11,808	34,656
90-119 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	1,294	8,658
90-119 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	10,514	25,998
120-149 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	11,752	35,832
120-149 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	1,215	9,771
120-149 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	10,537	26,061
150-179 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	11,170	28,798
150-179 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	1,057	7,181
150-179 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	10,113	21,617
Total past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	122,150	223,576
Total past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	23,737	56,646
Total past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	98,413	166,930
Current
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	2,308,637	2,186,573
Current | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	293,416	251,554
Current | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	¥ 2,015,221	¥ 1,935,019